Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 3,648	$ 4,680	$ 4,915
Net amortization of securities premiums	(412)	(369)	(293)
Realized losses on sales of investment securities	2	6	31
Securities impairment charge			40
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	204	234	210
Net cash provided by operating activities	5,810	5,581	6,790
Purchases of: Securities available for sale	(87,319)	(87,131)	(53,198)
Proceeds from the maturity and principal repayments of available for sale investment securities	75,816	56,034	49,754
Proceeds from the maturity of interest bearing time deposits	249	249	75
Net cash (used in) provided by investing activities	(3,676)	(22,573)	9,031
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(1,911)	5,890	(10,440)
Net (decrease) increase in cash and cash equivalents	223	(11,102)	5,381
Cash and cash equivalents at beginning of year	14,174	25,276	19,895
Cash and cash equivalents at end of year	14,397	14,174	25,276
Parent Company [Member]
Net Income	3,648	4,680	4,915
Undistributed net income of subsidiary	(692)	(332)	(286)
Net amortization of securities premiums	2	2	2
Securities impairment charge			40
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(204)	(234)	(210)
Decrease (increase) in interest and other assets	12	2	(1)
Increase (decrease) in taxes payable	127	68	22
Increase (decrease) in accounts payable and other liabilities	(2)	19	(14)
Net cash provided by operating activities	2,891	4,205	4,468
Purchases of: Securities available for sale		(50)
Proceeds from the maturity and principal repayments of available for sale investment securities	1,235
Proceeds from the maturity of interest bearing time deposits			75
Net cash (used in) provided by investing activities	1,235	(50)	75
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(3,933)	(4,171)	(4,940)
Net (decrease) increase in cash and cash equivalents	193	(16)	(397)
Cash and cash equivalents at beginning of year	38	54	451
Cash and cash equivalents at end of year	$ 231	$ 38	$ 54